Note 04 - Entity-Wide Disclosures by Geographic Area (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity-Wide Disclosures by Geographic Area [Abstract]
Increase of net interest income in IB due to presentation of tax-exempt securities as fully taxable, offsetted by reversal in C&O	€ 35	€ 42	€ 114
Full year result impact of new internal funds transfer pricing ("FTP") framework: [Abstract]
Corporate Bank	(20)	(60)	(60)
Investment Bank	140	180	200
Private Bank	(20)	(30)	(30)
Capital Release Unit	30	60	70
Corporate & Other	€ (130)	€ (150)	€ (180)